Schedule of income tax expense and tax rates to the net income (losses) before taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net Loss, excluding income tax	$ 2,463	$ (3,644)
Tax rate	23.00%	23.00%
Expected Canadian income tax recovery (expense)	$ (568)	$ 838
Change in unrecognized temporary differences	3,422	(973)
applicable to U.S. and other foreign subsidiaries	(63)	49
Non-deductible expenses and non-taxable income	(50)	24
Adjustment for prior years income tax matters	(2,665)	16
Other	(76)	(11)
Income tax expense		$ (57)